Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Fixed assets consist of the following:

	Estimated	June 30,
	Useful Lives in years	2016	2015

Office equipment and furniture	3 - 5	$201,000	$-
Lab equipment	3 - 5	90,000	90,000
Leasehold improvements	3	45,000	-
Manufacturing equipment	5	7,000	-
Less accumulated depreciation and amortization		(112,000)	(60,000)

Fixed assets, net		$231,000	$30,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2016	2015

Depreciation expense	$51,000	$27,000

Schedule of Finite-Lived Intangible Assets [Table Text Block]	Patents consist of the following:
	June 30,
	2016	2015

Patents	$880,000	$880,000
Less accumulated amortization	(583,000)	(251,000)

Patents, net	$297,000	$629,000

Finite-lived Intangible Assets Amortization Expense [Table Text Block]	Aytu recorded the following amortization expense in the respective periods:
	Year Ended June 30,
	2016	2015

Amortization expense	$332,000	$71,000

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Future amortization from the year ended June 30, 2016 is as follows:
2017	$25,000
2018	25,000
2019	25,000
2020	25,000
2021	25,000
Thereafter	172,000
$297,000